Commitments - Summary of Minimum Future Commitments Under Contractual Agreements (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of commitments [Line Items]
Lease Commitments	$ 1,302
Long-term debt	14,392
Purchase Commitments	2,290
Capital Commitments	50
Other Commitments	437
Total	18,471
Not later than one year [Member]
Disclosure of commitments [Line Items]
Lease Commitments	249
Long-term debt	894
Purchase Commitments	877
Capital Commitments	43
Other Commitments	118
Total	2,181
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	364
Long-term debt	1,268
Purchase Commitments	766
Capital Commitments	7
Other Commitments	137
Total	2,542
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	234
Long-term debt	1,923
Purchase Commitments	438
Capital Commitments	0
Other Commitments	58
Total	2,653
Over 5 years [Member]
Disclosure of commitments [Line Items]
Lease Commitments	455
Long-term debt	10,307
Purchase Commitments	209
Capital Commitments	0
Other Commitments	124
Total	$ 11,095